FORM N-SAR-U
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:     /   /  (a)
         or fiscal year ending:       12/31/10 (b)

Is this a transition report? (Y/N)  N

Is this an amendment to a previous filing?  (Y/N)    N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.    A.    Registrant Name:    Jefferson National Life Annuity Account F

      B.    File Number:        811-08483

      C.    Telephone Number:   502-587-7626

2.    A.    Street: 9920 Corporate Campus Drive, Suite 1000

      B.    City: Louisville    C. State: KY    D. Zip Code: 40223    Zip Ext:

      E.    Foreign Country:               Foreign Postal Code:

3.    Is this the first filing on this form by Registrant? (Y/N) N

4.    Is this the last filing on this form by Registrant? (Y/N) N

5. Is Registrant a small business investment company (SBIC)? (Y/N) N [If answer is "Y" (Yes), complete only items 89 through 110.]

6.    Is Registrant a unit investment trust (UIT)? (Y/N) Y
      [If answer is "Y" (Yes) complete only items 111 through 132.]

7.    A.    Is Registrant a series or multiple portfolio company? (Y/N) N [If answer is "N" (No), go to item 8.]

      B. How many separate series or portfolios did Registrant have at the end of the period? _____

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For period ending      12/31/10
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File number 811-08483
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UNIT INVESTMENT TRUSTS

111.  A.    [/]  Depositor Name:________________________________________________

      B.    [ ]  File Number (If any):__________________________________________

      C.    [/]  City:__________  State:_______   Zip Code:_____  Zip Ext.:_____

            [ ]  Foreign Country:______________  Foreign Postal Code:___________

111.  A.    [ ]  Depositor Name:________________________________________________

      B.    [ ]  File Number (If any):

      C.    [ ]  City:__________  State:_______   Zip Code:_____  Zip Ext.:_____

            [ ]  Foreign Country:______________  Foreign Postal Code:___________

112.  A.    [/]  Sponsor Name:             _____________________________________

      B.    [ ]  File Number (If any):

      C.    [/]  City:__________  State:_______   Zip Code:_____  Zip Ext.:_____

            [ ]  Foreign Country:______________  Foreign Postal Code:___________

112.  A.    [ ]  Sponsor Name:__________________________________________________

      B.    [ ]  File Number (If any):

      C.    [ ]  City:__________  State:_______   Zip Code:_____  Zip Ext.:_____

            [ ]  Foreign Country:______________  Foreign Postal Code:___________


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File number 811-08483
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113.  A.    [/]  Trustee Name:______________________________________________

      B.    [/]  City:__________  State:________  Zip Code:_____ Zip Ext.:______

            [/]  Foreign Country:________________  Foreign Postal Code:_________

113.  A.    [/]  Trustee Name:__________________________________________________

      B.    [/]  City:__________  State:________  Zip Code:_____ Zip Ext.:______

            [/]  Foreign Country:________________  Foreign Postal Code:_________

114.  A.    [/]  Principal Underwriter Name:  Jefferson National Securities
                                              Corporation
                                              -----------------------------

      B.    [/]  File Number 8-_________

      C.    [/]  City:__________  State:________  Zip Code:_____ Zip Ext.:______

            [ ]  Foreign Country:________________  Foreign Postal Code:_________

114.  A.    [ ]  Principal Underwriter Name:____________________________________

      B.    [ ]  File Number 8-______

      C.    [ ]  City:__________  State:________  Zip Code:_____ Zip Ext.:______

            [ ]  Foreign Country:________________  Foreign Postal Code:_________

115.  A.    [/]  Independent Public Accountant Name:  BDO USA, LLP
                                                      ------------

      B.    [/]  City: New York State: NY Zip Code: 10017 Zip Ext.:
                       --------        --           -----           ----

115.  A.    [/]  Independent Public Accountant Name:____________________________

      B.    [/]  City:__________  State:________  Zip Code:_____ Zip Ext.:______

            [/]  Foreign Country:________________  Foreign Postal Code:_________


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                                                         Page 49, "X" box: [ ]
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For period ending    12/31/10
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File number 811-08483
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116.  Family of investment companies information:

      A.    [/]   Is Registrant part of a family of investment companies?
                  (Y/N) _______                                             ____
                                                                             Y/N

      B.    [/]   Identify the family in 10 letters:
                  ____________________________________ (Note: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.  A.    [/]   Is Registrant a separate account of an insurance company?
                  (Y/N) ___                                                 ____
                                                                             Y/N

      If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

      B.    [/]   Variable annuity contracts? (Y/N) _______                 ____
                                                                             Y/N

      C.    [/]   Scheduled premium variable life contracts? (Y/N) _______  ____
                                                                             Y/N

      D.    [/]   Flexible premium variable life contracts? (Y/N) _______   ____
                                                                             Y/N

      E.    [/]   Other types of insurance products registered under the
                  Securities Act of 1933? (Y/N) _______                     ____
                                                                             Y/N

118.  [/]   State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933
            ______________________________                                  ____

119.  [/]   State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period
            _________________________                                       ____

120.  [/]   State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)
            ___________________________                                   $ ____

121.  [/]   State the number of series for which a current prospectus was in existence at the end of the period
            __________________________________________                      ____

122.  [/]   State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current
            period _____________________                                    ____


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                                                         If filing more than one
                                                         Page 50, "X" box: [ ]
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For period ending    12/31/10
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File number 811- 08483
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123.  [/]   State the total value of the additional units considered in answering item 122 ($000's omitted)
            _____________________________________________               $ ______

124.  [/]   State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted) ________________________
                                                                        $ ______

125.  [/]   State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)
            ___________________________________                         $ ______

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent
            series.) ($000's omitted) ______                            $ ______

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                                        Number of       Total Assets       Total Income
                                                                         Series            ($000's         Distributions
                                                                        Investing         omitted)        ($000's omitted)
                                                                        ---------         --------        ----------------

A.    U.S. Treasury direct issue                                        ________         $ ________         $ ________

B.    U.S. Government agency                                            ________         $ ________         $ ________

C.    State and municipal tax-free                                      ________         $ ________         $ ________

D.    Public utility debt                                               ________         $ ________         $ ________

E.    Brokers or dealers debt or debt of brokers' or dealers' parent    ________         $ ________         $ ________

F.    All other corporate intermed. & long-term debt                    ________         $ ________         $ ________

G.    All other corporate short-term debt                               ________         $ ________         $ ________

H.    Equity securities of brokers or dealers or parents of brokers     ________         $ ________         $ ________
      or dealers

I.    Investment company equity securities                              ________         $ ________         $ ________

J.    All other equity securities                                               1        $  175,477         $    2,526
                                                                        ---------        ----------         ----------

K.    Other securities                                                  _________        $ ________         $ ________

L.    Total assets of all series of registrant                                  1        $  175,477         $    2,526
                                                                        ---------        ----------         ----------

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                                                         If filing more than one
                                                         Page 51, "X" box: [ ]
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For period ending    12/31/10
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File number 811-08483
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128.  [/]   Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than
            the issuer? (Y/N) _______                                       ____

            [If answer is "N" (No), go to item 131.]                         Y/N

129.  [/]   Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the
            current period? (Y/N) _______                                   ____

            [If answer is "N" (No), go to item 131.]                         Y/N

130.  [/]   In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived
            from insurance or guarantees? (Y/N) _______                     ____
                                                                             Y/N

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted)
            ________________________________________                     $ 2,407
                                                                         -------

132.  [/]   List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

         811 - ______  811 - ______  811 - ______  811 - ______   811 - ______

         811 - ______  811 - ______  811 - ______  811 - ______   811 - ______

         811 - ______  811 - ______  811 - ______  811 - ______   811 - ______

         811 - ______  811 - ______  811 - ______  811 - ______   811 - ______

         811 - ______  811 - ______  811 - ______  811 - ______   811 - ______

         811 - ______  811 - ______  811 - ______  811 - ______   811 - ______

         811 - ______  811 - ______  811 - ______  811 - ______   811 - ______

         811 - ______  811 - ______  811 - ______  811 - ______   811 - ______

         811 - ______  811 - ______  811 - ______  811 - ______   811 - ______

This report is signed on behalf of the registrant (or depositor or trustee).

City of: Louisville       State of: Kentucky        Date:
         ----------                 --------               ----------------

(Name of Registrant, Depositor, or Trustee): Jefferson National Life Insurance
                                             Company
                                             ---------------------------------

By:/s/ Laurence Greenberg              Witness:/s/Craig A. Hawley
   ----------------------                      ------------------
   (Name and Title) Laurence Greenberg         (Name and Title) Craig A. Hawley
                    CEO & President                             General Counsel
                                                              & Secretary


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